Organization and Summary of Significant Agreements (Details Textuals)	12 Months Ended
	Dec. 31, 2014	Mar. 07, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Ownership Percentage	70.00%
Percentage of Voting Interests Acquired		50.00%
Total units exchanged	120,542,441